Staff costs (Tables)	12 Months Ended
Jun. 30, 2026
Staff costs
Schedule of staff costs

	Year ended 30	Year ended 30	Year ended 30
	June 2026	June 2025	June 2024
	US$’000	US$’000	US$’000
Social security contributions	156	43	32
Directors’ salary and fees (note 7)	1,868	463	322
Staff salaries	94	—	—
Share based payments	2,097	162	124
Medical insurance	9	—	—
Total	4,224	668	478